Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec. 29, 2015
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche European Equity Fund

The following disclosure replaces similar disclosure contained in the "Management process" sub‐heading of the "PRINCIPAL INVESTMENT STRATEGY" sections of the summary section and "Fund Details" section of the fund's prospectus.

Management process. Portfolio management uses an active bottom-up investment philosophy by seeking to identify companies that portfolio management believes have above-average earnings potential relative to the market or their respective peer group as well as companies whose earnings appear mispriced by the market. Portfolio management intends to focus on companies that it believes have one or more of the following characteristics, among others:

  Good market position;
  Quality management;
  Strong balance sheet; and
  Shareholder-focused orientation characterized by alignment of management's compensation and incentive packages with shareholder interests as well as regular communication with investors.

As part of the management process, members of the portfolio management team frequently meet with company management and/or visit companies being considered by the portfolio management team. Portfolio management believes that company meetings create an important source of information to help portfolio management develop an understanding of a company's strategy and ability to deliver shareholder value. Portfolio management is supported by a large and experienced team of investment analysts. In identifying potential investments, portfolio management will assess the general outlook for European equities. The key drivers of this outlook are growth, valuation and sentiment. Depending on portfolio management's outlook for currency markets, portfolio management may, but is not obligated to, utilize forward currency contracts to hedge part or all of the fund's foreign currency exposure (principally Euro exposure) back into US dollars to seek to minimize the effect of currency fluctuations on the value of the fund's portfolio.

The following disclosure replaces similar disclosure contained under the "MAIN RISKS" sections of the summary section and "Fund Details" section of the fund's prospectus.

European investment risk. European financial markets have recently experienced volatility and have been adversely affected by concerns about economic downturns, credit rating downgrades, rising government debt level and possible default on or restructuring of government debt in several European countries. Most Countries in Western Europe are members of the European Union (EU), which faces major issues involving its membership, structure, procedures and policies. In June 2016, citizens of the United Kingdom approved a referendum to leave the EU, creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy, which could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth. European countries are significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union (EMU), and it is possible that the timing and substance of these controls may not address the needs of all EMU member countries. Investing in euro-denominated securities also risks exposure to a currency that may not fully reflect the strengths and weaknesses of the disparate economies that comprise Europe. There is continued concern over member state-level support for the euro, which could lead to certain countries leaving the EMU, the implementation of currency controls, or potentially the dissolution of the euro. The dissolution of the euro could have significant negative effects on European financial markets.

Deutsche European Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche European Equity Fund

The following disclosure replaces similar disclosure contained in the "Management process" sub‐heading of the "PRINCIPAL INVESTMENT STRATEGY" sections of the summary section and "Fund Details" section of the fund's prospectus.

Management process. Portfolio management uses an active bottom-up investment philosophy by seeking to identify companies that portfolio management believes have above-average earnings potential relative to the market or their respective peer group as well as companies whose earnings appear mispriced by the market. Portfolio management intends to focus on companies that it believes have one or more of the following characteristics, among others:

  Good market position;
  Quality management;
  Strong balance sheet; and
  Shareholder-focused orientation characterized by alignment of management's compensation and incentive packages with shareholder interests as well as regular communication with investors.

As part of the management process, members of the portfolio management team frequently meet with company management and/or visit companies being considered by the portfolio management team. Portfolio management believes that company meetings create an important source of information to help portfolio management develop an understanding of a company's strategy and ability to deliver shareholder value. Portfolio management is supported by a large and experienced team of investment analysts. In identifying potential investments, portfolio management will assess the general outlook for European equities. The key drivers of this outlook are growth, valuation and sentiment. Depending on portfolio management's outlook for currency markets, portfolio management may, but is not obligated to, utilize forward currency contracts to hedge part or all of the fund's foreign currency exposure (principally Euro exposure) back into US dollars to seek to minimize the effect of currency fluctuations on the value of the fund's portfolio.

The following disclosure replaces similar disclosure contained under the "MAIN RISKS" sections of the summary section and "Fund Details" section of the fund's prospectus.

European investment risk. European financial markets have recently experienced volatility and have been adversely affected by concerns about economic downturns, credit rating downgrades, rising government debt level and possible default on or restructuring of government debt in several European countries. Most Countries in Western Europe are members of the European Union (EU), which faces major issues involving its membership, structure, procedures and policies. In June 2016, citizens of the United Kingdom approved a referendum to leave the EU, creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy, which could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth. European countries are significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union (EMU), and it is possible that the timing and substance of these controls may not address the needs of all EMU member countries. Investing in euro-denominated securities also risks exposure to a currency that may not fully reflect the strengths and weaknesses of the disparate economies that comprise Europe. There is continued concern over member state-level support for the euro, which could lead to certain countries leaving the EMU, the implementation of currency controls, or potentially the dissolution of the euro. The dissolution of the euro could have significant negative effects on European financial markets.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Management process. Portfolio management uses an active bottom-up investment philosophy by seeking to identify companies that portfolio management believes have above-average earnings potential relative to the market or their respective peer group as well as companies whose earnings appear mispriced by the market. Portfolio management intends to focus on companies that it believes have one or more of the following characteristics, among others:

  Good market position;
  Quality management;
  Strong balance sheet; and
  Shareholder-focused orientation characterized by alignment of management's compensation and incentive packages with shareholder interests as well as regular communication with investors.

As part of the management process, members of the portfolio management team frequently meet with company management and/or visit companies being considered by the portfolio management team. Portfolio management believes that company meetings create an important source of information to help portfolio management develop an understanding of a company's strategy and ability to deliver shareholder value. Portfolio management is supported by a large and experienced team of investment analysts. In identifying potential investments, portfolio management will assess the general outlook for European equities. The key drivers of this outlook are growth, valuation and sentiment. Depending on portfolio management's outlook for currency markets, portfolio management may, but is not obligated to, utilize forward currency contracts to hedge part or all of the fund's foreign currency exposure (principally Euro exposure) back into US dollars to seek to minimize the effect of currency fluctuations on the value of the fund's portfolio.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

European investment risk. European financial markets have recently experienced volatility and have been adversely affected by concerns about economic downturns, credit rating downgrades, rising government debt level and possible default on or restructuring of government debt in several European countries. Most Countries in Western Europe are members of the European Union (EU), which faces major issues involving its membership, structure, procedures and policies. In June 2016, citizens of the United Kingdom approved a referendum to leave the EU, creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy, which could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth. European countries are significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union (EMU), and it is possible that the timing and substance of these controls may not address the needs of all EMU member countries. Investing in euro-denominated securities also risks exposure to a currency that may not fully reflect the strengths and weaknesses of the disparate economies that comprise Europe. There is continued concern over member state-level support for the euro, which could lead to certain countries leaving the EMU, the implementation of currency controls, or potentially the dissolution of the euro. The dissolution of the euro could have significant negative effects on European financial markets.